Dec-18-07 11:17am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-117 P.002/002 F-721

Paras Madho
Director
Securities Operations

NYSE Group

[redacted]

07085550

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

December 18, 2007 **REVISED** 1-33878

RECD S.E.C.
DEC 1 9 2007
1086

PROCESSED
DEC 26 2007
THOMSON
FINANCIAL

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Gushan Environmental Energy Limited, American Depositary Shares, (Each representing two ordinary shares, nominal value HK$0.00001 per share) and Ordinary shares, nominal value HK$0.00001 per share (application for the Ordinary Shares, nominal value HK$0.00001 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Amendment No. 1 to Form 8-A received on December 18, 2007. Tentative listing date – December 19, 2007.

Sincerely,

Paras Madho

END